Business combination - Schedule of Fair Values of Identifiable Assets And Liabilities (Detail) - 3E NV - INR (₨) ₨ in Millions	Mar. 31, 2026	Jul. 01, 2025
Non-current assets
Property plant and equipment		₨ 82
Intangible assets (including customer relationship)		1,594
Right of use assets		187
Tax assets (net)		2
Current assets
Inventories		1
Trade receivables		573
Cash and cash equivalents	₨ 107	107
Bank balances other than cash and cash equivalent		7
Others financial assets		29
Contract assets and others		155
Assets		2,737
Non-current liabilities
Interest-bearing loans and borrowings - Principal portion		473
Lease liabilities		165
Long term provisions		10
Deferred tax liabilities (net)		144
Other non-financial liabilities - Non-current		139
Current liabilities
Interest-bearing loans and borrowings-Principal portion		326
Lease liabilities		28
Trade payables		421
Provisions		10
Other financial liabilities		32
Tax liabilities (net)		1
Other non-financial liabilities		208
Liabilities		1,957
Total identifiable net assets at fair value		780
Non controlling interest in the acquired entity		100
Purchase consideration		6,211
Goodwill on acquisition		₨ 5,531